Financial Expenses and Income (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	[1]	€ (219)	€ (306)	[2]
Interest income	[3]	162	239	[2]
Cost of net debt		(57)	(67)
Non-operating foreign exchange gains/(losses)		1	0
Unwinding of discounting of provisions	[4]	(22)	(19)	[2]
Net interest cost related to employee benefits		(37)	(39)
Net interest expense on lease liabilities		(22)	(20)
Other	[5]	(40)	(161)	[2]
Net financial income/(expenses)		(177)	(306)
comprising: Financial expenses	[6]	(361)	(583)	[7]
Financial income	[6]	184	277	[7]
Liability Recognised For Estimated Future Royalties		50	176
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt		(25)	(24)
Gain on derivatives used to manage cash and cash equivalents		€ (4)	€ (18)

[1]	Includes net gain/(loss) on interest rate and currency derivatives used to manage debt: €(25) million in the first half of 2025 and €(24) million in the first half of 2024.
[2]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Includes net gain/(loss) on interest rate and currency derivatives used to manage cash and cash equivalents: €(4) million in the first half of 2025 and €(18) million in the first half of 2024.
[4]	Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note B.12.).
[5]	Includes a financial expense of €50 million for the six months ended June 30, 2025 and €176 million for the six months ended June 30, 2024 for the remeasurement of the liability recorded in the balance sheet for estimated future royalties on Beyfortus sales in the US.
[6]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[7]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.